EARNINGS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to Cheetah Mobile Inc.	$ 27,261	¥ 176,596	¥ 67,941	¥ 62,018
Allocation of net income attributable to Series A Preferred Shareholders | ¥			(1,879)	(5,807)
Allocation of net income attributable to Series B Preferred Shareholders | ¥			(2,247)	(3,521)
Allocation of net income attributable to ordinary shareholders | ¥			¥ 63,815	¥ 52,690
Denominator:
Denominator used for earnings per share			1,210,501,020	929,119,153
Earnings per share-basic | ¥ / shares			¥ 0.0527	¥ 0.0567
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders | ¥			¥ 63,815	¥ 52,690
Allocation of net income attributable to ordinary shareholders | ¥			63,815	52,690
Reallocation of net income attributable to ordinary shareholders as a result of conversion of Series A Preferred Shares to ordinary shares | ¥			1,879	5,807
Reallocation of net income attributable to ordinary shareholders as a result of conversion of Series B Preferred Shares to ordinary shares | ¥			2,247	3,521
Change in share-based compensation expense due to remeasurement of the redemption right granted to employees | ¥				(887)
Net Income attributable to ordinary shareholders | ¥			¥ 67,941	¥ 61,131
Denominator:
Denominator used for earnings per share			1,210,501,020	929,119,153
Conversion of Series A Preferred Shares to ordinary shares			35,632,943	102,409,639
Conversion of Series B Preferred Shares to ordinary shares			42,621,733	62,086,776
Dilutive effect of Restricted Shares			43,813,545	42,367,385
Dilutive effect of restricted shares with an option feature			9,163,216
Denominator used for earnings per share			1,341,732,457	1,135,982,953
Earnings per share-diluted | ¥ / shares			¥ 0.0506	¥ 0.0538
Class A Ordinary shares
Numerator:
Net income attributable to Cheetah Mobile Inc.	6,240	40,420
Allocation of net income attributable to ordinary shareholders	$ 6,240	¥ 40,420
Denominator:
Denominator used for earnings per share	314,229,617	314,229,617	124,564,984
Earnings per share-basic | (per share)	$ 0.0199	¥ 0.1286
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders	$ 6,240	¥ 40,420
Allocation of net income attributable to ordinary shareholders	6,644	43,041
Reallocation of net income as a result of conversion of Class B into Class A ordinary shares	20,617	133,555
Net Income attributable to ordinary shareholders	$ 27,261	¥ 176,596
Denominator:
Denominator used for earnings per share	314,229,617	314,229,617	124,564,984
Dilutive effect of Restricted Shares	858,757	858,757
Dilutive effect of restricted shares with an option feature	32,663,302	32,663,302
Conversion of Class B into Class A ordinary shares	1,079,059,263	1,079,059,263
Denominator used for earnings per share	1,426,810,939	1,426,810,939	1,341,732,457
Earnings per share-diluted | (per share)	$ 0.0191	¥ 0.1238
Class B Ordinary shares
Numerator:
Net income attributable to Cheetah Mobile Inc.	$ 21,022	¥ 136,176
Allocation of net income attributable to ordinary shareholders	$ 21,022	¥ 136,176
Denominator:
Denominator used for earnings per share	1,058,633,704	1,058,633,704	1,085,936,036
Earnings per share-basic | (per share)	$ 0.0199	¥ 0.1286
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders	$ 21,022	¥ 136,176
Allocation of net income attributable to ordinary shareholders	20,617	133,555
Net Income attributable to ordinary shareholders	$ 20,617	¥ 133,555
Denominator:
Denominator used for earnings per share	1,058,633,704	1,058,633,704	1,085,936,036
Dilutive effect of Restricted Shares	20,425,559	20,425,559
Denominator used for earnings per share	1,079,059,263	1,079,059,263	1,208,004,257
Earnings per share-diluted | (per share)	$ 0.0191	¥ 0.1238
ADS
Denominator:
Denominator used for earnings per share	31,422,962	31,422,962	121,050,102	92,911,915
Earnings per share-basic | (per share)	$ 0.1986	¥ 1.2863	¥ 0.5272	¥ 0.5671
Denominator:
Denominator used for earnings per share	31,422,962	31,422,962	121,050,102	92,911,915
Denominator used for earnings per share	142,681,094	142,681,094	134,173,246	113,598,295
Earnings per share-diluted | (per share)	$ 0.1911	¥ 1.2377	¥ 0.5064	¥ 0.5381